Cover	Sep. 10, 2021	Sep. 09, 2021
Cover [Abstract]
Document Type		8-K
Amendment Flag		false
Document Period End Date		Sep. 09, 2021
Entity File Number		000-29381
Entity Registrant Name		ADVANCED CONTAINER TECHNOLOGIES, INC.
Entity Central Index Key		0001096950
Entity Tax Identification Number		65-0207200
Entity Incorporation, State or Country Code	FL
Entity Address, Address Line One		1620 Commerce St.
Entity Address, City or Town		Corona
Entity Address, State or Province		CA
Entity Address, Postal Zip Code		92878
City Area Code		951
Local Phone Number		381-2555
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Entity Emerging Growth Company		false